A, C, I, Z Prospectus | Dreyfus Balanced Opportunity Fund
Fund Summary
Investment Objective
The fund seeks high total return through a combination of capital appreciation and current income.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section beginning on page 10 of this prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees A, C, I, Z Prospectus Dreyfus Balanced Opportunity Fund	Class A		Class C	Class I	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year. Class Z shares are generally not available for new accounts.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, C, I, Z Prospectus Dreyfus Balanced Opportunity Fund		Class A	Class C	Class I	Class Z
Management fees		0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) fees		none	0.75%	none	none
Other expenses (including shareholder services fees)		0.52%	0.50%	0.25%	0.37%
Total annual fund operating expenses		1.32%	2.05%	1.05%	1.17%
Fee waiver and/or expense reimbursement	[1]	(0.12%)	(0.10%)	(0.10%)	(0.13%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.20%	1.95%	0.95%	1.04%
[1]	The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until April 1, 2015, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .95%. On or after April 1, 2015, The Dreyfus Corporation may terminate this expense limitation at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example A, C, I, Z Prospectus Dreyfus Balanced Opportunity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	690	958	1,246	2,064
Class C	298	633	1,094	2,371
Class I	97	324	570	1,274
Class Z	106	359	631	1,409

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption A, C, I, Z Prospectus Dreyfus Balanced Opportunity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	690	958	1,246	2,064
Class C	198	633	1,094	2,371
Class I	97	324	570	1,274
Class Z	106	359	631	1,409

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 112.56% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund invests in a diversified mix of stocks and fixed-income securities. The fund selects securities that, in the portfolio managers' judgment, will result in the highest total return consistent with preservation of principal. The fund varies the mix of stocks and bonds from time to time, but normally the fund allocates between 25% and 50% of its assets to fixed-income securities. The fund has appointed an asset allocation manager who will allocate fund assets among the fund's equity portfolio managers and the fund's fixed-income portfolio managers, based on an assessment of the relative return and risk of each asset class, analyzing several factors, including general economic conditions, anticipated future changes in interest rates and the outlook for stocks generally.

In seeking to achieve a high relative risk-adjusted return on the fund's equity investments, the equity managers create a broadly diversified equity portfolio for the fund that includes a blend of growth stocks and value stocks. Stock selection is made through extensive quantitative and fundamental research.

The fixed-income portion of the fund's portfolio may include corporate bonds, debentures, notes, mortgage-related securities, including collateralized mortgage obligations (CMOs), asset-backed securities, convertible securities, municipal obligations, zero coupon bonds, and money market instruments. The fund invests principally in securities that, when purchased, are rated investment grade (i.e., Baa/BBB or higher) or are the unrated equivalent as determined by The Dreyfus Corporation, and in securities that are issued or guaranteed by the U.S. government, including Treasury inflation-protected securities (TIPS). The fund has no limit with respect to its portfolio maturity or duration.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the fund's portfolio manager to allocate effectively the fund's assets among equity and fixed-income securities. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal.

• Correlation risk. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the fund allocates its investments among different asset classes, the fund is subject to correlation risk.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

• Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's fixed-income portfolio, the more the fund's share price is likely to react to interest rates. For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause the bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance – in the rating agency's opinion – that the bond issuer will default or fail to meet its payment obligations.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically.

• Portfolio turnover risk. The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the fund's after-tax performance.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

Best Quarter Q3, 2009: 13.22% Worst Quarter Q4, 2008: -15.87%

Average Annual Total Returns (as of 12/31/13)

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's performance represents the performance of a predecessor fund's shares for periods prior to January 30, 2004, as adjusted to reflect the fund's applicable sales loads, and the performance of the respective class of fund shares thereafter (except for Class Z, the performance for which reflects that of the fund's Class J shares (which are not offered in this prospectus) for the period January 30, 2004 through December 17, 2004 and the performance of the fund's Class Z shares thereafter). Performance figures for periods prior to January 30, 2004 (December 17, 2004 for Class Z) have not been adjusted to reflect the fund's operating expenses; if these expenses had been reflected, such performance may have been lower.

Average Annual Returns A, C, I, Z Prospectus Dreyfus Balanced Opportunity Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Inception Date
Class A	14.05%	11.95%	4.33%	Jan. 30, 2004
Class C	19.05%	12.40%	4.17%	Jan. 30, 2004
Class I	21.26%	13.60%	5.18%	Jan. 30, 2004
Class Z	21.16%	13.30%	5.03%	Dec. 17, 2004
After Taxes on Distributions Class A	13.47%	11.63%	3.74%
After Taxes on Distributions and Sale of Fund Shares Class A	8.43%	10.35%	3.58%
Standard & Poor's 500 Composite Stock Price Index, reflects no deduction for fees, expenses or taxes	32.37%	17.93%	7.40%
Barclays Capital U.S. Aggregate Bond Index reflects no deduction for fees, expenses or taxes	(2.02%)	4.44%	4.55%